Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held at End of Year)

Schedule H, line 4i - Schedule of Assets (Held at End of Year)

December 31, 2025

Plan No. 002          EIN 23-2967016

(a)	(b) Identity of issuer, borrower, lessor or similar party	(c) Description of investment, including maturity date, rate of interest, collateral, par, or maturity value	(d) Cost	(e) Current Value
	AstraZeneca Co. Stock Fund
*	AstraZeneca PLC	AstraZeneca PLC ADR 1,953,465 shares	**	$179,582,037
*	Fidelity Government Portfolio Institution	Money Market Fund	**	3,329,148
				182,911,185
	Stable Value Account
	Metropolitan Life Insurance Company Inc.	Guaranteed Investment Contract, Due 9/30/27	**	4,340,410
	Metropolitan Life Insurance Company Inc.	Guaranteed Investment Contract, Due 6/30/28	**	4,567,076
	New York Life Insurance Company	Guaranteed Investment Contract, Due 9/30/27	**	10,966,576
	New York Life Insurance Company	Guaranteed Investment Contract, Due 12/31/27	**	13,331,611
	Principal Life Insurance Company	Guaranteed Investment Contract, Due 9/30/26	**	5,622,055
	Principal Life Insurance Company	Guaranteed Investment Contract, Due 12/29/28	**	10,509,255
	Protective Life Insurance Company	Guaranteed Investment Contract, Due 3/31/26	**	2,628,849
	Prudential Insurance Company of America	Guaranteed Investment Contract, Due 6/30/27	**	11,500,757
	Prudential Insurance Company of America	Guaranteed Investment Contract, Due 12/29/28	**	5,748,234
*	Fidelity FIMM Government Money Market Portfolio	Money Market Fund	**	9,161,875
	Massachusetts Mutual Life Insurance Company	Synthetic Guaranteed Investment Contract, 3.23%	**	–
	Metropolitan Tower Life Insurance Company Inc.	Synthetic Guaranteed Investment Contract, 3.24%	**	–
	Prudential Insurance Company of America	Synthetic Guaranteed Investment Contract, 3.23%	**	–
	American General Life Insurance Company	Synthetic Guaranteed Investment Contract, 3.23%	**	–
	RGA Reinsurance Company	Synthetic Guaranteed Investment Contract, 3.24%	**	–
	Nationwide Life Insurance Company	Synthetic Guaranteed Investment Contract, 3.24%	**	–
	***IGT Dodge & Cox Core Fixed Income Fund	Collective Trust	**	8,164,262
	***IGT Invesco Core Fixed Income Fund	Collective Trust	**	8,157,413
	***IGT Invesco Intermediate Fund	Collective Trust	**	16,185,711
	***IGT Invesco Short Term Bond Fund	Collective Trust	**	75,811,249
	***IGT Jennison Intermediate Fund	Collective Trust	**	16,194,190
	***IGT Loomis Sayles Core Fixed Income Fund	Collective Trust	**	8,158,300
	***IGT Loomis Sayles Intermediate Fund	Collective Trust	**	8,160,049
	***IGT PIMCO Core Fixed Income Fund	Collective Trust	**	8,152,073
	***IGT PIMCO Intermediate Fund	Collective Trust	**	8,163,280
				235,523,225
	Investments in Mutual Funds:
	GQG Emerging Markets Eq R6	Mutual Fund	**	53,542,108

(a)	(b) Identity of issuer, borrower, lessor or similar party	(c) Description of investment, including maturity date, rate of interest, collateral, par, or maturity value	(d) Cost	(e) Current Value
	Investment in Collective Trusts:
	Russell 2500 Alpha Tilts Fund T	Collective Trust	**	$402,253,447
	BlackRock Total Return Bond Fund L	Collective Trust	**	77,082,233
	GQG Partners US Select Quality Equity CIT Class F	Collective Trust	**	627,707,946
*	FIAM Cash Commingled Pool	Collective Trust	**	220,215,920
*	Fidelity Diversified International Commingled Pool	Collective Trust	**	128,558,701
	Vanguard Institutional Extended Market Index Trust	Collective Trust	**	406,318,636
	Vanguard Institutional Total International Stock Market Index Trust	Collective Trust	**	284,989,249
				2,147,126,132
	Investments in Commingled Funds:
	Vanguard Institutional 500 Index Trust	Large Blend Fund	**	2,014,093,369
	Vanguard Institutional Total Bond Market Index Trust	Intermediate-Term Bond Fund	**	208,803,124
	Vanguard Target 2020	Target Date Fund	**	107,956,548
	Vanguard Target 2025	Target Date Fund	**	335,490,712
	Vanguard Target 2030	Target Date Fund	**	728,621,836
	Vanguard Target 2035	Target Date Fund	**	967,219,359
	Vanguard Target 2040	Target Date Fund	**	842,624,891
	Vanguard Target 2045	Target Date Fund	**	698,084,713
	Vanguard Target 2050	Target Date Fund	**	493,123,354
	Vanguard Target 2055	Target Date Fund	**	273,050,926
	Vanguard Target 2060	Target Date Fund	**	131,950,611
	Vanguard Target 2065	Target Date Fund	**	71,215,184
	Vanguard Target 2070	Target Date Fund	**	13,173,845
	Vanguard Target Income	Target Date Fund	**	58,763,608
				6,944,172,080
	Investments in Private Equity Funds:
	DCM Private Equity Fund II LLC	Private Equity Fund	**	21,391
	Summit Partners Private Equity Fund VII	Private Equity Fund	**	346,301
				367,692
	Notes receivable from participants (interest rates ranging from 3.25% to 9.5% and range of maturity in years 2026-2039)		**	47,578,351

	Total			$9,611,220,773

* Party-in-interest
**Cost information is not required for participant-directed investments.
***Represents the investment underlying Synthetic Guaranteed Investment Contracts (“GIC”)